SCHEDULE OF FUTURE MATURITY OF LEASE LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases As Lessee
Finance Lease, 2024	¥ 4,315
Operating Lease, 2024	468,037
Finance Lease, 2025	3,257
Operating Lease, 2025	349,701
Finance Lease, 2026	2,806
Operating Lease, 2026	317,408
Finance Lease, 2027	1,527
Operating Lease, 2027	312,014
Finance Lease, 2028	630
Operating Lease, 2028	308,798
Finance Lease, Thereafter
Operating Lease, Thereafter	736,377
Finance Lease, Total undiscounted lease payments	12,535
Operating Lease, Total undiscounted lease payments	2,492,335
Finance Lease, Less: imputed interest	(337)
Operating Lease, Less: imputed interest	(99,921)
Finance Lease, Present value of lease liabilities	12,198
Operating Lease, Present value of lease liabilities	2,392,414
Finance Lease, Less: lease liabilities, current	(4,158)	¥ (4,821)
Operating Lease, Less: lease liabilities, current	(433,725)	(427,856)
Finance Lease, Lease liabilities, non-current	8,040	6,795
Operating Lease, Lease liabilities, non-current	¥ 1,958,689	¥ 2,175,786